UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Loomis Sayles Small Cap Value Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Financial	28.41%
Industrial	18.14
Consumer, Non-cyclical	16.97
Consumer, Cyclical	10.34
Communications	6.98
Technology	4.11
Energy	2.65
Basic Materials	2.58
Utilities	2.30
Diversified	0.33
Short Term Investments	7.19
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,060.20	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.92
Initial Class
Actual	$1,000.00	$1,057.50	$5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82
* Expenses are equal to the Fund's annualized expense ratio of 0.78% for the Institutional Class and 1.16% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.72%
26,195	Cabot Corp	$ 1,196,064
112,240	Ferroglobe PLC	966,386
29,871	Minerals Technologies Inc	1,696,673
60,998	US Silica Holdings Inc	2,102,601
		5,961,724
Communications — 7.35%
114,603	1-800-Flowers.com Inc Class A(a)	1,033,719
50,202	ARRIS International PLC(a)	1,052,234
78,426	Calix Inc(a)	541,924
78,420	DigitalGlobe Inc(a)	1,677,404
105,642	EW Scripps Co Class A(a)	1,673,369
60,931	Houghton Mifflin Harcourt Co(a)	952,352
11,725	Interactive Corp	660,117
30,827	John Wiley & Sons Inc Class A	1,608,553
44,113	Liberty Ventures Class A(a)	1,635,269
94,775	New Media Investment Group Inc	1,712,584
64,294	Perficient Inc(a)	1,305,811
156,063	Viavi Solutions Inc(a)	1,034,698
63,462	West Corp	1,247,663
		16,135,697
Consumer, Cyclical — 10.89%
82,138	Barnes & Noble Inc	932,266
17,423	Carmike Cinemas Inc(a)	524,781
72,194	Carrols Restaurant Group Inc(a)(b)	859,109
16,341	Churchill Downs Inc	2,064,849
41,946	Core-Mark Holding Co Inc	1,965,590
5,141	Cracker Barrel Old Country Store Inc(b)	881,527
33,956	Del Frisco's Restaurant Group(a)	486,250
37,044	Diamond Resorts International Inc(a)(b)	1,109,838
88,661	Fox Factory Holding Corp(a)	1,540,042
27,943	Genesco Inc(a)	1,797,014
68,884	Horizon Global Corp(a)	781,833
24,890	HSN Inc	1,217,868
29,544	J Alexander's Holdings Inc(a)	293,372
64,385	Kimball International Inc Class B	732,701
22,376	Knoll Inc	543,289
35,484	MarineMax Inc(a)	602,163
26,720	Marriott Vacations Worldwide Corp	1,830,053
109,802	National CineMedia Inc	1,699,735
38,957	Sally Beauty Holdings Inc(a)(b)	1,145,725
38,783	Six Flags Entertainment Corp	2,247,475
14,105	Tenneco Inc(a)	657,434
		23,912,914
Consumer, Non-Cyclical — 17.88%
30,692	Akorn Inc(a)	874,262
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
74,236	Albany Molecular Research Inc(a)(b)	$ 997,732
22,074	Avis Budget Group Inc(a)	711,445
67,712	Booz Allen Hamilton Holding Corp	2,006,984
45,706	Catalent Inc(a)	1,050,781
146,756	Cott Corp	2,048,714
15,848	Cynosure Inc Class A(a)	770,926
82,009	Darling Ingredients Inc(a)	1,221,934
33,134	Euronet Worldwide Inc(a)	2,292,541
29,560	FTI Consulting Inc(a)	1,202,501
44,191	Halyard Health Inc(a)	1,437,091
16,665	Helen of Troy Ltd(a)	1,713,829
16,995	Insperity Inc	1,312,524
5,436	J&J Snack Foods Corp	648,352
64,026	KAR Auction Services Inc	2,672,445
20,273	Macquarie Infrastructure Corp	1,501,216
8,104	MarketAxess Holdings Inc	1,178,322
58,187	PharMerica Corp(a)	1,434,891
42,988	Post Holdings Inc(a)(b)	3,554,678
63,292	SpartanNash Co	1,935,469
32,774	SurModics Inc(a)	769,534
7,417	Teleflex Inc	1,315,108
52,657	Viad Corp	1,632,367
63,668	VWR Corp(a)	1,840,005
12,348	WellCare Health Plans Inc(a)	1,324,693
20,226	WEX Inc(a)	1,793,439
		39,241,783
Diversified — 0.35%
55,516	HRG Group Inc(a)	762,235
Energy — 2.80%
31,049	Bristow Group Inc	354,269
50,887	Delek US Holdings Inc	672,217
52,969	Natural Gas Services Group Inc(a)	1,212,990
75,038	QEP Resources Inc	1,322,920
71,608	RPC Inc(a)(b)	1,112,072
220,089	Synergy Resources Corp(a)	1,465,793
		6,140,261
Financial — 29.93%
39,165	American Campus Communities Inc REIT	2,070,653
27,687	Atlas Financial Holdings Inc(a)	476,770
96,917	BancorpSouth Inc	2,199,047
35,403	Bank of the Ozarks Inc	1,328,321
56,592	Bryn Mawr Bank Corp	1,652,486
96,547	Cathay General Bancorp	2,722,625
82,437	CubeSmart REIT	2,545,655
118,100	CVB Financial Corp	1,935,659
82,142	Employers Holdings Inc	2,383,761
26,670	Federal Agricultural Mortgage Corp Class C	928,649
119,128	First Financial Bancorp	2,317,040
52,359	First Financial Bankshares Inc(b)	1,716,852
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
126,158	FNFV Group(a)	$ 1,447,032
100,725	Hercules Technology Growth Capital Inc	1,251,004
53,826	Hersha Hospitality Trust REIT	923,116
84,688	Home BancShares Inc	1,675,975
38,509	Iberiabank Corp	2,300,143
35,361	LegacyTexas Financial Group Inc	951,564
24,430	Mid-America Apartment Communities Inc REIT	2,599,352
31,651	National Retail Properties Inc REIT	1,636,990
17,474	Omega Healthcare Investors Inc REIT(b)	593,242
54,710	PacWest Bancorp	2,176,364
37,041	Pinnacle Financial Partners Inc	1,809,453
67,517	Popular Inc	1,978,248
21,692	PRA Group Inc(a)	523,645
36,701	ProAssurance Corp	1,965,338
48,901	Prosperity Bancshares Inc	2,493,462
21,122	Reinsurance Group of America Inc	2,048,623
145,291	Retail Opportunity Investments Corp REIT	3,148,456
37,502	Sabra Health Care Inc REIT	773,854
21,536	Signature Bank(a)	2,690,277
18,552	Sovran Self Storage Inc REIT	1,946,476
42,458	Stifel Financial Corp(a)	1,335,304
126,733	Talmer Bancorp Inc Class A	2,429,472
29,700	Texas Capital Bancshares Inc(a)	1,388,772
56,495	Triumph Bancorp Inc(a)	903,920
47,458	Wintrust Financial Corp	2,420,358
		65,687,958
Industrial — 19.11%
51,461	Advanced Energy Industries Inc(a)	1,953,460
57,006	Aerojet Rocketdyne Holdings Inc(a)(b)	1,042,070
14,395	Alamo Group Inc	949,638
36,484	Albany International Corp Class A	1,456,806
19,844	Altra Industrial Motion Corp	535,391
10,258	Apogee Enterprises Inc	475,458
28,980	Argan Inc	1,209,046
6,152	Armstrong Flooring Inc(a)	104,276
33,477	Armstrong World Industries Inc(a)	1,310,625
12,687	AZZ Inc	760,966
62,559	Babcock & Wilcox Enterprises Inc(a)(b)	918,992
26,810	Belden Inc	1,618,520
63,512	BWX Technologies Inc	2,271,824
20,759	Clean Harbors Inc(a)	1,081,751
13,484	EnerSys	801,893
19,496	Genesee & Wyoming Inc Class A(a)	1,149,289
32,663	Haynes International Inc	1,047,829
57,264	II-VI Inc(a)	1,074,273
Shares		Fair Value
Industrial — (continued)
36,253	John Bean Technologies Corp	$ 2,219,409
18,238	Kimball Electronics Inc(a)	227,063
17,239	Kirby Corp(a)	1,075,541
26,401	Littelfuse Inc	3,120,334
22,969	Masonite International Corp(a)	1,519,170
46,998	Methode Electronics Inc	1,608,742
43,447	MYR Group Inc(a)	1,046,204
22,925	Old Dominion Freight Line Inc(a)	1,382,607
16,353	Patrick Industries Inc(a)	985,922
66,569	Raven Industries Inc	1,260,817
29,513	RBC Bearings Inc(a)	2,139,692
26,338	Rogers Corp(a)	1,609,252
49,014	Summit Materials Inc Class A(a)	1,002,826
50,772	TriMas Corp(a)	913,896
13,155	US Concrete Inc(a)(b)	801,271
64,116	Vishay Intertechnology Inc(b)	794,397
9,579	Zebra Technologies Corp Class A(a)	479,908
		41,949,158
Technology — 4.32%
25,851	CSG Systems International Inc	1,042,054
75,274	Digi International Inc(a)	807,690
19,364	DST Systems Inc	2,254,551
29,231	Semtech Corp(a)	697,452
48,298	Synchronoss Technologies Inc(a)	1,538,774
76,270	Teradyne Inc	1,501,756
30,228	VeriFone Systems Inc(a)	560,427
32,946	Verint Systems Inc(a)	1,091,501
		9,494,205
Utilities — 2.42%
44,490	ALLETE Inc	2,875,389
38,775	NorthWestern Corp	2,445,539
		5,320,928
TOTAL COMMON STOCK — 97.77% (Cost $161,647,214)		$ 214,606,863
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.27%
$4,973,000	Federal Home Loan Bank 0.05%, 07/01/2016	$ 4,973,000
Repurchase Agreements — 5.31%
2,768,747	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $2,768,747 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	2,768,747
2,768,747	Undivided interest of 2.56% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $2,768,747 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)	2,768,747
582,768	Undivided interest of 2.76% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $582,768 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)	582,768
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,768,747	Undivided interest of 5.79% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $2,768,747 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(c)
$ 2,768,747
2,768,747	Undivided interest of 6.11% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $2,768,747 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(c)	2,768,747
11,657,756
SHORT TERM INVESTMENTS — 7.58% (Cost $16,630,756)		$ 16,630,756
TOTAL INVESTMENTS — 105.35% (Cost $178,277,970)		$ 231,237,619
OTHER ASSETS & LIABILITIES, NET — (5.35)%		$ (11,748,528)
TOTAL NET ASSETS — 100.00%		$ 219,489,091
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Loomis Sayles Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $11,400,858 of securities on loan)(a)	$219,579,863
Repurchase agreements, fair value(b)	11,657,756
Cash	256,660
Subscriptions receivable	109,274
Receivable for investments sold	907,088
Dividends receivable	169,807
Total Assets	232,680,448
LIABILITIES:
Payable to investment adviser	147,202
Payable for administrative services fees	26,535
Payable upon return of securities loaned	11,657,756
Redemptions payable	103,459
Payable for investments purchased	1,256,405
Total Liabilities	13,191,357
NET ASSETS	$219,489,091
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,866,050
Paid-in capital in excess of par	158,524,721
Net unrealized appreciation	52,959,649
Undistributed net investment income	50,903
Accumulated net realized gain	6,087,768
NET ASSETS	$219,489,091
NET ASSETS BY CLASS
Initial Class	$91,860,898
Institutional Class	$127,628,193
CAPITAL STOCK:
Authorized
Initial Class	50,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	3,901,381
Institutional Class	14,759,120
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$23.55
Institutional Class	$8.65
(a) Cost of investments	$166,620,214
(b) Cost of repurchase agreements	$11,657,756
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Loomis Sayles Small Cap Value Fund
INVESTMENT INCOME:
Interest	$4,653
Income from securities lending	46,259
Dividends	1,565,222
Foreign withholding tax	(4,884)
Total Income	1,611,250
EXPENSES:
Management fees	674,452
Administrative services fees – Initial Class	153,285
Fund administration fees	83,402
Audit fees	17,172
Custodian fees	20,443
Other	34,336
Total Expenses	983,090
Less amount reimbursed by investment advisor	9,803
Net Expenses	973,287
NET INVESTMENT INCOME	637,963
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,587,381
Net change in unrealized appreciation on investments	8,349,085
Net Realized and Unrealized Gain	11,936,466
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,574,429
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Loomis Sayles Small Cap Value Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$637,963	$1,645,910
Net realized gain	3,587,381	18,976,903
Net change in unrealized appreciation (depreciation)	8,349,085	(27,820,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,574,429	(7,197,865)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	-	(238,520)
Institutional Class	(627,432)	(1,199,683)
From net investment income	(627,432)	(1,438,203)
From net realized gains
Initial Class	-	(5,216,161)
Institutional Class	-	(14,186,953)
From net realized gains	0	(19,403,114)
Total Distributions	(627,432)	(20,841,317)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	11,189,233	34,861,846
Institutional Class	16,457,719	150,922,756
Shares issued in reinvestment of distributions
Initial Class	-	5,454,681
Institutional Class	627,432	15,386,636
Shares redeemed
Initial Class	(15,756,758)	(181,449,189)
Institutional Class	(14,332,331)	(25,365,592)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,814,705)	(188,862)
Total Increase (Decrease) in Net Assets	10,132,292	(28,228,044)
NET ASSETS:
Beginning of Period	209,356,799	237,584,843
End of Period(a)	$219,489,091	$209,356,799
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	507,324	1,411,636
Institutional Class	2,058,033	15,226,177
Shares issued in reinvestment of distributions
Initial Class	-	239,371
Institutional Class	74,164	1,814,413
Shares redeemed
Initial Class	(716,181)	(7,248,445)
Institutional Class	(1,733,751)	(2,679,916)
Net Increase	189,589	8,763,236
(a) Including undistributed net investment income:	$50,903	$40,372
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (a)(b)
Initial Class
06/30/2016	$22.27	0.04 (c)	1.24	1.28	-	-	(0.00)	$23.55	5.75% (d)
12/31/2015	$24.47	0.15 (c)	(0.98)	(0.83)	(0.06)	(1.31)	(1.37)	$22.27	(3.46%)
12/31/2014	$27.57	0.13 (c)	1.26	1.39	(0.27)	(4.22)	(4.49)	$24.47	4.86%
12/31/2013	$22.45	0.11 (c)	7.68	7.79	(0.17)	(2.50)	(2.67)	$27.57	34.87%
12/31/2012	$19.99	0.20 (c)	2.97	3.17	(0.18)	(0.53)	(0.71)	$22.45	15.92%
12/31/2011	$20.44	0.04	(0.45)	(0.41)	(0.04)	-	(0.04)	$19.99	(2.03%)
Institutional Class
06/30/2016	$ 8.20	0.03 (c)	0.46	0.49	(0.04)	-	(0.04)	$ 8.65	6.02% (d)
12/31/2015 (e)	$10.00	0.06 (c)	(0.67)	(0.61)	(0.09)	(1.10)	(1.19)	$ 8.20	(6.24%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 91,861	1.16% (g)	1.16% (g)	N/A	0.39% (g)	15% (d)
12/31/2015	$ 91,533	1.11%	1.11%	N/A	0.59%	25%
12/31/2014	$237,585	1.09%	1.09%	N/A	0.48%	24%
12/31/2013	$281,811	1.09%	1.08%	0.39%	0.40%	27%
12/31/2012	$222,879	1.08%	1.08%	0.90%	0.91%	27%
12/31/2011	$193,081	1.11%	1.10%	0.29%	0.30%	48%
Institutional Class
06/30/2016	$127,628	0.79% (g)	0.78% (g)	N/A	0.78% (g)	15% (d)
12/31/2015 (e)	$117,823	0.74% (g)	0.74% (g)	N/A	0.96% (g)	25%
(a)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 214,606,863	$ —	$ —	$ 214,606,863
Short Term Investments	—	16,630,756	—	16,630,756
Total Assets	$ 214,606,863	$ 16,630,756	$ 0	$ 231,237,619
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$178,422,846
Gross unrealized appreciation on investments	62,779,166
Gross unrealized depreciation on investments	(9,964,393)
Net unrealized appreciation on investments	$52,814,773
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees, of 0.95% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.

Semi-Annual Report - June 30, 2016

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $31,227,385 and $33,095,103, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $11,400,858 and received collateral as reported on the Statement of Assets and Liabilities of $11,657,756 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Loomis Sayles Small Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against one of its benchmark indices and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2015, the Fund was in the second, third, second and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund outperformed the Russell 2000® Value Index for the one-, three, five- and ten-year periods ended December 31, 2015. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the fee structure of the Fund and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the median and average contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the median and average of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016